Expense Example {- Materials Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Materials Portfolio - VIP Materials Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049